COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum Lease Payments
2015	348
2016	335
2017	335
2018	250
2019	232
2020 and thereafter	407
Minimum Lease Payments	1,907
Amounts Recoverable under Sub-leases
2015	48
2016	47
2017	48
2018	27
2019	23
2020 and thereafter	20
Amounts Recoverable under Sub-leases	213
Net Payments
2015	300
2016	288
2017	287
2018	223
2019	209
2020 and thereafter	387
Net Payments	1,694
Rent Expense
Operating leases optional renewable terms, low end of range	1 year
Operating leases optional renewable terms, high end of range	5 years
Net rental expense on operating leases	114	98	84